Tax Receivable Agreement (Details) $ in Thousands	6 Months Ended
Jul. 02, 2022 USD ($)
Tax Receivable Agreement
Cash tax savings payable to holders (as a percent)	85.00%
Cash tax savings retained (as a percent)	15.00%
Tax receivable agreement liabilities	$ 34,092
TRA liabilities if sufficient income to utilize tax attributes	$ 44,008